FINANCIAL INSTRUMENTS - Financial Liabilities at Fair Value Through Profit or Loss (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial liabilities [line items]
Financial assets	$ 43,812	$ 6,494
Financial liabilities	396,595	200,386
Level 1
Disclosure of financial liabilities [line items]
Financial assets	17,109	6,494
Financial liabilities	154,312	96,356
Level 2
Disclosure of financial liabilities [line items]
Financial assets	26,703	0
Financial liabilities	167,260	13,052
Level 3
Disclosure of financial liabilities [line items]
Financial assets	0	0
Financial liabilities	75,023	90,978
Derivative financial liability
Disclosure of financial liabilities [line items]
Financial liabilities	167,260	13,052
Derivative financial liability | Level 1
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Derivative financial liability | Level 2
Disclosure of financial liabilities [line items]
Financial liabilities	167,260	13,052
Derivative financial liability | Level 3
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Contingent consideration | Kurmuk project
Disclosure of financial liabilities [line items]
Financial liabilities	21,250	38,267
Contingent consideration | Kurmuk project | Level 1
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Contingent consideration | Kurmuk project | Level 2
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Contingent consideration | Kurmuk project | Level 3
Disclosure of financial liabilities [line items]
Financial liabilities	21,250	38,267
Contingent consideration | Korali Mine Segment
Disclosure of financial liabilities [line items]
Financial liabilities	1,000	1,000
Contingent consideration | Korali Mine Segment | Level 1
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Contingent consideration | Korali Mine Segment | Level 2
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Contingent consideration | Korali Mine Segment | Level 3
Disclosure of financial liabilities [line items]
Financial liabilities	1,000	1,000
Contingent consideration | Sadiola mine
Disclosure of financial liabilities [line items]
Financial liabilities	35,291	31,698
Contingent consideration | Sadiola mine | Level 1
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Contingent consideration | Sadiola mine | Level 2
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Contingent consideration | Sadiola mine | Level 3
Disclosure of financial liabilities [line items]
Financial liabilities	35,291	31,698
Contingent consideration | Agbaou mine
Disclosure of financial liabilities [line items]
Financial liabilities	17,482	20,013
Contingent consideration | Agbaou mine | Level 1
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Contingent consideration | Agbaou mine | Level 2
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Contingent consideration | Agbaou mine | Level 3
Disclosure of financial liabilities [line items]
Financial liabilities	17,482	20,013
Borrowings
Disclosure of financial liabilities [line items]
Financial liabilities	154,312	96,356
Borrowings | Level 1
Disclosure of financial liabilities [line items]
Financial liabilities	154,312	96,356
Borrowings | Level 2
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Borrowings | Level 3
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Restricted cash
Disclosure of financial liabilities [line items]
Financial assets	17,109	6,494
Restricted cash | Level 1
Disclosure of financial liabilities [line items]
Financial assets	17,109	6,494
Restricted cash | Level 2
Disclosure of financial liabilities [line items]
Financial assets	0	0
Restricted cash | Level 3
Disclosure of financial liabilities [line items]
Financial assets	0	$ 0
Derivative financial liability
Disclosure of financial liabilities [line items]
Financial assets	26,703
Derivative financial liability | Level 1
Disclosure of financial liabilities [line items]
Financial assets	0
Derivative financial liability | Level 2
Disclosure of financial liabilities [line items]
Financial assets	26,703
Derivative financial liability | Level 3
Disclosure of financial liabilities [line items]
Financial assets	$ 0